INCOME TAX BENEFIT	6 Months Ended
Jun. 30, 2020
Disclosure of income tax expense [Abstract]
INCOME TAX BENEFIT

4. INCOME TAX BENEFIT

Effective from January 1, 2008, the People’s Republic of China (“PRC”)’s statutory corporate income tax (“CIT”) rate is 25%. The Company’s PRC subsidiaries are subject to income tax at 25% on their respective taxable incomes as calculated in accordance with the CIT law and its relevant regulations.

The income tax benefit of CNY6.59 million (US$0.93 million) for the six months ended June 30, 2020 was attributable to the reversal of a prior withholding CIT payable which is no longer required to be paid according to the prevailing Regulations for the Implementing of the Corporate Income Tax Law of the PRC.